Securities, Pledges and Guarantees (Details) ₪ in Millions	Dec. 31, 2017 ILS (₪)
Securities, Pledges And Guarantees (Textual) [Abstract]
Guarantees amount	₪ 152
Bank guarantees amount favor of third parties	61
CPI [Member]
Securities, Pledges And Guarantees (Textual) [Abstract]
Guarantees amount	37
US$ exchange rate [Member]
Securities, Pledges And Guarantees (Textual) [Abstract]
Guarantees amount	₪ 35